Consolidated statement of financial position $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
ASSETS
Non-current assets	$ 6,338.6	$ 5,535.7
Property, plant and equipment	5,074.4	4,815.7
Inventories	251.9	205.3
Equity accounted investees	548.6	84.9
Investments	106.2	112.1
Environmental trust funds	109.6	98.8
Loan advanced – contractor	0.0	23.4
Taxation receivable	75.7	0.0
Deferred taxation	172.2	195.5
Current assets	1,734.4	1,802.4
Inventories	827.9	759.0
Trade and other receivables	251.4	198.0
Taxation receivable	6.4	76.0
Cash and cash equivalents	648.7	769.4
Assets held for sale	153.3	0.0
Total assets	8,226.3	7,338.1
EQUITY AND LIABILITIES
Equity attributable to owners of the parent	4,476.1	4,207.6
Stated capital	3,871.5	3,871.5
Other reserves	(2,359.3)	(2,293.1)
Retained earnings	2,963.9	2,629.2
Non-controlling interests	143.7	131.9
Total equity	4,619.8	4,339.5
Non-current liabilities	2,100.7	2,213.2
Deferred taxation	389.3	399.8
Borrowings	653.4	1,079.3
Provisions	412.4	381.6
Windfall Project – contingent and exploration considerations	245.4	0.0
Lease liabilities	359.7	330.1
Long-term incentive plan	40.5	22.4
Current liabilities	1,505.8	785.4
Trade and other payables	643.9	600.7
Royalties payable	21.0	17.9
Taxation payable	95.7	53.6
Current portion of borrowings	583.1	0.0
Current portion of lease liabilities	76.7	64.1
Current portion of provisions	47.0	18.5
Current portion of long-term incentive plan	38.4	30.6
Total liabilities	3,606.5	2,998.6
Total equity and liabilities	$ 8,226.3	$ 7,338.1